Share-Based Compensation - Summary of Share-Based Compensation Based on Program (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	€ 1,645	€ 787	€ 278
Share-based compensation annual expense calculated	7,787
Share-based compensation annual expense remaining	2,004
BSA 2015-A
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense calculated	335
BSA 2015-A | Non-executive officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense calculated	178
BSA 2015-A | Consultants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense calculated	157
BSA 2015-B
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense calculated	315
BSA 2015-B | Non-executive officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense calculated	178
BSA 2015-B | Consultants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense calculated	138
AGA D 2016-1
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense		127	38
Share-based compensation annual expense calculated	166
Share-based compensation annual expense remaining	0
AGA D 2016-1 | Executive Officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense		25	7
Share-based compensation annual expense calculated	32
Share-based compensation annual expense remaining	0
AGA D 2016-1 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense		101	31
Share-based compensation annual expense calculated	133
Share-based compensation annual expense remaining	0
AGA D 2016-2
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	39	17	17
Share-based compensation annual expense calculated	74
AGA D 2016-2 | Executive Officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	8	3	3
Share-based compensation annual expense calculated	14
AGA D 2016-2 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	31	14	14
Share-based compensation annual expense calculated	59
AGA S 2016-1
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense		151	44
Share-based compensation annual expense calculated	197
AGA S 2016-1 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense		151	44
Share-based compensation annual expense calculated	197
AGA S 2016-2
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	44	22	22
Share-based compensation annual expense calculated	88
AGA S 2016-2 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	44	22	22
Share-based compensation annual expense calculated	88
SO 2016-1
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	213	83	83
Share-based compensation annual expense calculated	383
SO 2016-1 | Executive Officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	36	13	13
Share-based compensation annual expense calculated	63
SO 2016-1 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	176	70	70
Share-based compensation annual expense calculated	319
SO 2016-2
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	93	38	38
Share-based compensation annual expense calculated	170
SO 2016-2 | Executive Officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	16	6	6
Share-based compensation annual expense calculated	28
SO 2016-2 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	77	32	32
Share-based compensation annual expense calculated	142
SO US 2016-1
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	(24)	12	12
SO US 2016-1 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	(24)	12	12
SO US 2016-2
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	(11)	5	5
SO US 2016-2 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	(11)	5	5
BSA 2017-A
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	6	63
Share-based compensation annual expense calculated	69
BSA 2017-A | Non-executive officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	4	43
Share-based compensation annual expense calculated	47
BSA 2017-A | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	2	20
Share-based compensation annual expense calculated	22
BSA 2017-B
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	3	66
Share-based compensation annual expense calculated	70
Share-based compensation annual expense remaining	0
BSA 2017-B | Non-executive officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	2	46
Share-based compensation annual expense calculated	48
Share-based compensation annual expense remaining	0
BSA 2017-B | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	1	21
Share-based compensation annual expense calculated	22
Share-based compensation annual expense remaining	0
AGA D 2017-1
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	1	17	199
Share-based compensation annual expense calculated	217
AGA D 2017-1 | Executive Officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	0	2	28
Share-based compensation annual expense calculated	30
AGA D 2017-1 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	1	15	171
Share-based compensation annual expense calculated	187
AGA D 2017-2
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	2	29	56
Share-based compensation annual expense calculated	131
Share-based compensation annual expense remaining	44
AGA D 2017-2 | Executive Officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	0	3	8
Share-based compensation annual expense calculated	18
Share-based compensation annual expense remaining	6
AGA D 2017-2 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	2	26	48
Share-based compensation annual expense calculated	113
Share-based compensation annual expense remaining	37
AGA S 2017-1
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense			209
Share-based compensation annual expense calculated	209
AGA S 2017-1 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense			209
Share-based compensation annual expense calculated	209
AGA S 2017-2
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	2	24	45
Share-based compensation annual expense calculated	104
Share-based compensation annual expense remaining	34
AGA S 2017-2 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	2	24	45
Share-based compensation annual expense calculated	104
Share-based compensation annual expense remaining	34
SO 2017-1
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	2	28	27
Share-based compensation annual expense calculated	61
Share-based compensation annual expense remaining	4
SO 2017-1 | Executive Officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	0	5	5
Share-based compensation annual expense calculated	11
Share-based compensation annual expense remaining	1
SO 2017-1 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	2	23	22
Share-based compensation annual expense calculated	50
Share-based compensation annual expense remaining	4
SO 2017-2
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	3	48	2
Share-based compensation annual expense calculated	81
Share-based compensation annual expense remaining	28
SO 2017-2 | Executive Officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	1	8	0
Share-based compensation annual expense calculated	15
Share-based compensation annual expense remaining	5
SO 2017-2 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	3	39	2
Share-based compensation annual expense calculated	66
Share-based compensation annual expense remaining	23
SO US 2017-1
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	0	3	(4)
Share-based compensation annual expense remaining	0
SO US 2017-1 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	0	3	(4)
Share-based compensation annual expense remaining	0
SO US 2017-2
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	0	5	(6)
Share-based compensation annual expense remaining	0
SO US 2017-2 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	0	5	€ (6)
Share-based compensation annual expense remaining	0
AGA D 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	135	10
Share-based compensation annual expense calculated	277
Share-based compensation annual expense remaining	132
AGA D 2018 | Executive Officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	21	2
Share-based compensation annual expense calculated	43
Share-based compensation annual expense remaining	21
AGA D 2018 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	114	9
Share-based compensation annual expense calculated	234
Share-based compensation annual expense remaining	111
AGA S 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	148	12
Share-based compensation annual expense calculated	305
Share-based compensation annual expense remaining	145
AGA S 2018 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	148	12
Share-based compensation annual expense calculated	305
Share-based compensation annual expense remaining	145
SO 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	285	24
Share-based compensation annual expense calculated	849
Share-based compensation annual expense remaining	539
SO 2018 | Executive Officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	40	3
Share-based compensation annual expense calculated	118
Share-based compensation annual expense remaining	75
SO 2018 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	245	21
Share-based compensation annual expense calculated	730
Share-based compensation annual expense remaining	464
SO US 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	25	3
Share-based compensation annual expense calculated	76
Share-based compensation annual expense remaining	48
SO US 2018 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	25	€ 3
Share-based compensation annual expense calculated	76
Share-based compensation annual expense remaining	48
BSA 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	7
Share-based compensation annual expense calculated	26
Share-based compensation annual expense remaining	20
BSA 2019 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	7
Share-based compensation annual expense calculated	26
Share-based compensation annual expense remaining	20
AGA A D 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	35
Share-based compensation annual expense calculated	242
Share-based compensation annual expense remaining	207
AGA A D 2019 | Executive Officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	5
Share-based compensation annual expense calculated	38
Share-based compensation annual expense remaining	33
AGA A D 2019 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	29
Share-based compensation annual expense calculated	204
Share-based compensation annual expense remaining	175
AGA S 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	41
Share-based compensation annual expense calculated	288
Share-based compensation annual expense remaining	246
AGA S 2019 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	41
Share-based compensation annual expense calculated	288
Share-based compensation annual expense remaining	246
SO 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	86
Share-based compensation annual expense calculated	599
Share-based compensation annual expense remaining	513
SO 2019 | Executive Officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	10
Share-based compensation annual expense calculated	68
Share-based compensation annual expense remaining	58
SO 2019 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	76
Share-based compensation annual expense calculated	531
Share-based compensation annual expense remaining	455
SO US 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	1
Share-based compensation annual expense calculated	43
Share-based compensation annual expense remaining	42
SO US 2019 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	1
Share-based compensation annual expense calculated	43
Share-based compensation annual expense remaining	€ 42